Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
ASSETS
Cash and deposits in banks	$ 4,344,460,177	$ 3,539,501,670		$ 3,446,479,254
Other financial assets	716,507,880	721,075,644
Loans and other financing	10,708,315,023	7,632,012,907
TOTAL ASSETS	23,239,424,007	19,064,605,229
LIABILITIES
Deposits	13,690,637,774	11,079,965,200
Derivative financial instruments	498,729	1,738,552
Other financial liabilities	1,788,639,060	1,357,419,552
Issued corporate bonds	757,584,577	19,455,743
Subordinated corporate bonds	619,337,339	613,237,504
Other non-financial liabilities	633,932,844	483,429,463
TOTAL LIABILITIES	18,004,877,653	13,735,943,016
Interest income	5,005,505,482	4,637,402,945		7,007,895,737
Interest expense	(1,930,459,257)	(2,508,660,787)		(4,644,460,355)
Commissions income	878,277,036	743,383,247		703,881,320
Commissions expenses	(110,895,565)	(104,167,627)		(71,455,585)
Net gain from measurement of financial instruments at fair value through profit or loss	457,488,716	2,922,000,124		2,791,075,672
Administrative expenses	(446,678,069)	(481,929,116)		(470,450,558)
Other operating expenses	(924,748,627)	(880,982,382)		(920,329,569)
Net income for the fiscal year	290,705,834	429,495,162		1,668,330,980
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS	278,033,277	190,634,897
LIABILITIES
TOTAL LIABILITIES	207,185,745	130,645,330
Macro Securities SAU [member]
ASSETS
TOTAL ASSETS	867,732,839	528,836,176	[1]
LIABILITIES
TOTAL LIABILITIES	711,725,101	286,329,493	[1]
Macro Fondos SGFCISA [member]
ASSETS
TOTAL ASSETS	71,444,126
LIABILITIES
TOTAL LIABILITIES	15,785,722
Argenpay SAU [member]
ASSETS
TOTAL ASSETS	38,108,633	53,649,488
LIABILITIES
TOTAL LIABILITIES	16,533,911	33,698,813
Fintech SGR [Member]
ASSETS
TOTAL ASSETS	64,168,848	65,188,641
LIABILITIES
TOTAL LIABILITIES	60,758,424	62,330,517
Alianza SGR [Member]
ASSETS
TOTAL ASSETS	14,459,921
LIABILITIES
TOTAL LIABILITIES	13,835,220
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks	12,351	11,495
TOTAL ASSETS	12,351	11,495
Subsidiaries [member] | Macro Securities SAU [member]
LIABILITIES
Deposits	87,680,884	95,248,777
Other financial liabilities	208
Issued corporate bonds	2,906,886
Subordinated corporate bonds	2,987,246	206,883
TOTAL LIABILITIES	93,575,224	95,455,660
Interest income	7,434	111,823		680,433
Interest expense	(2,623,989)	(302,194)
Commissions income	316,447	221,703		221,463
Other operating income				616,734
Other operating expenses				(29)
Net income for the fiscal year	(2,300,108)	31,332		1,518,601
Subsidiaries [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Deposits	1,080,725
TOTAL LIABILITIES	1,080,725
Interest income	747
Interest expense	(72,535)
Commissions income	1,638
Net income for the fiscal year	(70,150)
Subsidiaries [member] | Argenpay SAU [member]
LIABILITIES
Deposits	71,761	1,897,817
TOTAL LIABILITIES	71,761	1,897,817
Interest expense	(334,644)
Other operating income	2,872	117		92
Net income for the fiscal year	(331,772)	117		92
Subsidiaries [member] | Fintech SGR [Member]
ASSETS
Other financial assets	33,838,187	32,763,580
TOTAL ASSETS	33,838,187	32,763,580
LIABILITIES
Deposits	7,579	4,482
Issued corporate bonds	3,709,770
Subordinated corporate bonds		1,827,467
Other non-financial liabilities	57,259	210,473
TOTAL LIABILITIES	3,774,608	2,042,422
Interest income	152
Commissions income	13,005	12,037		164,042
Commissions expenses	(207,856)	(241,020)		(131,831)
Other operating income	8,442,391	10,550,153		26,817,614
Net income for the fiscal year	8,247,692	10,321,170		26,849,825
Subsidiaries [member] | Macro Agro SAU [Member]
ASSETS
TOTAL ASSETS		321
LIABILITIES
Deposits	1,720,255	7,337,714
Subordinated corporate bonds	221,716	206,883
TOTAL LIABILITIES	1,941,971	7,544,597
Interest income	8,965	14,380		41,045
Interest expense	(1,411,945)	(582,098)
Other operating income	27,341	20,656		8,852
Net income for the fiscal year	(1,375,639)	(547,062)		49,897
Subsidiaries [member] | Alianza SGR [Member]
ASSETS
Other financial assets	7,878,487
TOTAL ASSETS	7,878,487
LIABILITIES
Deposits	3,541
Issued corporate bonds	761,312
Other non-financial liabilities	139,990
TOTAL LIABILITIES	904,843
Commissions income	2,838
Other operating income	2,195,742
Net income for the fiscal year	2,198,580
Subsidiaries [member] | Financial leases [member] | Macro Agro SAU [Member]
ASSETS
Loans and other financing		321
Associates [member]
ASSETS
Other financial assets		3,351
TOTAL ASSETS	4,603	12,892
LIABILITIES
Deposits	6,621	416,761
Other financial liabilities		376
TOTAL LIABILITIES	6,621	417,137
Interest income	143,966	323,660
Interest expense	(66,363)	(102,647)		(262,557)
Commissions income	6,607	4,646		3,409
Commissions expenses		(264,677)
Other operating income	5,217	53,125		1,114
Administrative expenses	(10,585,593)	(5,632,913)		(2,710,644)
Net income for the fiscal year	(10,496,166)	(5,618,806)		(2,968,678)
Associates [member] | Overdrafts [member]
ASSETS
Loans and other financing		5,012
Associates [member] | Credit card [member]
ASSETS
Loans and other financing	4,603	4,529
Key management personnel of entity or parent [member]
ASSETS
Derivative financial instruments	1,083,904
Other financial assets	122,670	124,244
TOTAL ASSETS	8,413,303	5,924,699
LIABILITIES
Deposits	39,609,417	90,748,181
Derivative financial instruments	453,857
Other financial liabilities	661,191	629,484
TOTAL LIABILITIES	40,724,465	91,377,665
Interest income	1,675,051	2,649,596		5,487,725
Interest expense	(4,256,256)	(534,977)		(586,160)
Commissions income	1,515	1,306		1,361
Commissions expenses	(387)	(451)		(301)
Net gain from measurement of financial instruments at fair value through profit or loss	885,622
Other operating income	24,834	112,998		57
Administrative expenses	(622)			(1,515)
Other operating expenses				(1,435)
Net income for the fiscal year	(1,670,243)	2,228,472		4,899,732
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing	7,707	774
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing	1,285,881	1,022,814
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing	10	14,211
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing	1,570,727	1,541,696
Key management personnel of entity or parent [member] | Other [Member]
ASSETS
Loans and other financing	2,153,279	3,220,960
Key management personnel of entity or parent [member] | Guarantees granted [member]
ASSETS
Guarantee granted	2,189,125
Other related parties [member]
ASSETS
Debt securities at fair value through profit or loss	1,014,244	495,807
Derivative financial instruments	529,674	15,861
Other financial assets	10,045,505	829,310
TOTAL ASSETS	201,629,574	110,708,829
LIABILITIES
Deposits	72,840,067	52,182,823
Other financial liabilities	4,774,320	9,365,749
Other non-financial liabilities	4,003,007	4,241,231
TOTAL LIABILITIES	81,617,394	65,789,803
Interest income	25,423,451	18,344,627		16,279,202
Interest expense	(4,925,442)	(1,937,959)		(320,804)
Commissions income	2,099,212	1,110,460		1,618,214
Commissions expenses	(1,188,697)	(380,523)		(290,748)
Net gain from measurement of financial instruments at fair value through profit or loss	547,106	(867,735)
Other operating income	780	126,764		176,317
Administrative expenses	(4,528,957)	(4,258,423)		(4,390,457)
Other operating expenses	(2,846,570)	(1,549,794)		(1,539,667)
Net income for the fiscal year	14,580,883	10,587,417		11,532,057
Other related parties [member] | Document [member]
ASSETS
Loans and other financing	401,167	675,111
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	104,329,548	40,508,804
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing	412,073	365,982
Other related parties [member] | Financial leases [member]
ASSETS
Loans and other financing	356,293	47,331
Other related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	732,619
Other related parties [member] | Other [Member]
ASSETS
Loans and other financing	48,551,320	29,735,825
Other related parties [member] | Guarantees granted [member]
ASSETS
Guarantee granted	35,257,131	38,034,798
Related parties [member]
ASSETS
Cash and deposits in banks	12,351	11,495
Debt securities at fair value through profit or loss	1,014,244	495,807
Derivative financial instruments	1,613,578	15,861
Other financial assets	51,884,849	33,720,485
TOTAL ASSETS	251,776,505	149,421,816
LIABILITIES
Deposits	203,020,850	247,836,555
Derivative financial instruments	453,857
Other financial liabilities	5,435,719	9,995,609
Issued corporate bonds	7,377,968
Subordinated corporate bonds	3,208,962	2,241,233
Other non-financial liabilities	4,200,256	4,451,704
TOTAL LIABILITIES	223,697,612	264,525,101
Interest income	27,259,766	21,444,086		22,488,405
Interest expense	(13,691,174)	(3,459,875)		(1,169,521)
Commissions income	2,441,262	1,350,152		2,008,489
Commissions expenses	(1,396,940)	(886,671)		(422,880)
Net gain from measurement of financial instruments at fair value through profit or loss	1,432,728	(867,735)
Other operating income	10,699,177	10,863,813		27,620,780
Administrative expenses	(15,115,172)	(9,891,336)		(7,102,616)
Other operating expenses	(2,846,570)	(1,549,794)		(1,541,131)
Net income for the fiscal year	8,783,077	17,002,640		$ 41,881,526
Related parties [member] | Document [member]
ASSETS
Loans and other financing	401,167	675,111
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	104,337,255	40,514,590
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing	1,702,557	1,393,325
Related parties [member] | Financial leases [member]
ASSETS
Loans and other financing	356,293	47,652
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing	10	14,211
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	2,303,346	1,541,696
Related parties [member] | Other [Member]
ASSETS
Loans and other financing	50,704,599	32,956,785
Related parties [member] | Guarantees granted [member]
ASSETS
Guarantee granted	$ 37,446,256	$ 38,034,798

[1]	Includes amounts from its subsidiary Macro Fondos SGFCISA.